MFS(R) MID CAP VALUE FUND

            Supplement to Current Statement of Additional Information


The following changes to the Fund's Statement of Additional Information ("SAI"),
Part II, are effective immediately:

1) The following paragraph is added as the last paragraph under the caption "Principal Share Characteristics - Class A Shares:"

          In addition, purchases made under the following four categories are not subject to an initial sales charge; however, a CDSC of 1% will be deducted from redemption proceeds if the redemption is made within 12 months of purchase:

          o Investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended (referred to as ERISA), if, prior to July 1, 1996 the plan had established an account with MFSC; and

                    the  sponsoring   organization   had   demonstrated  to  the
                    satisfaction of MFD that either;

                    + The employer had at least 25 employees; or

                    + The total purchases by the retirement plan of Class A shares of the MFS Family of Funds (the MFS Funds) would be in the amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

          o Investment in Class A shares by certain retirement plans subject to ERISA, if

                    The retirement plan and/or sponsoring organization participates in the MFS Corporate Plan Services 401(k) Plan or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);

                    The plan established an account with MFSC between July 1, 1996 and March 30, 2001;

                    The total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of Class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;
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          o    Investments in Class A shares by certain retirement plans subject to ERISA, if

                    The plan established an account with MFSC between July 1, 1996 and March 30, 2001; and

                    The plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor, a market value of $500,000 or more invested in shares of any class of classes of the MFS Funds.

                    The retirement plans will qualify under this category only if the plans or their sponsoring organization informs MFSC prior to the purchases that the plans have a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; MFSC has no obligation independently to determine whether such plans qualify under this category.

          o Investment in class A shares by certain retirement plans subject to ERISA, if

                    The plan established an account with MFSC between July 1, 1997 and December 31, 1999;

                    The plan records are  maintained  on a pooled basis by MFSC;
                    and

                    The sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

2) The following paragraph is added after the first paragraph under the caption "Administrative Services Arrangements" under the caption "Waiver of Class A Sales Charges - Retirement Plans" in Appendix A to Part II of the
     SAI:

          Shares acquired by retirement plans whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose third party administrator or dealer has entered into an administrative services agreement with MFD or one of its affiliates under which MFD or one of its affiliates performs certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one of its affiliates.

3) The following paragraphs replace the paragraph under the caption "Reinvestment Proceeds from Class B Shares" under the caption "Waiver of Class A Sales Charges - Retirement Plans" in Appendix A to Part II of the
     SAI:

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          o    Reinvestment of Redemption Proceeds from Class B Shares

                    Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose account application was received by MFD on or prior to March 30, 2001 where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $500,000, either alone or in aggregate with the current market value of the plan's existing Class A shares; or

                    Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and whose account application is received by MFD on or after April 2, 2001 where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $1,000,000, either alone or in aggregate with the current market value of the plan's existing Class A shares.

4) The following paragraphs replace the paragraphs under the caption "401(a) Plans and ESP Plans" under the caption "Waiver of Class A Sales Charges - Shares redeemed on account of distributions made under the following circumstances" in Appendix A to Part II of the SAI:

          o    401(a) Plans and ESP Plans

                    where the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

                    where the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, MFSC that the retirement plan (or multiple plans maintained by the same plan sponsor) has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of either $500,000 or more (applies only when the certification was received by MFSC on or prior to March 30, 2001) or $1,000,000 or more (applies only when the certification is received by MFSC on or after April 2, 2001), invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

5) The following paragraph is inserted after the first paragraph under the caption "Class A Shares" in Appendix B to Part II of the SAI:

          The following commission structure applies to all sales made prior to April 2, 2001; provided, however, that with respect to retirement plans whose
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          sponsoring    organizations   subscribe   to   the   MFS   Participant
          Recordkeeping System, the following commission structure applies to all sales to such plans for which account applications were received by MFD on or prior to March 30, 2001. In certain cases, commissions may not be paid or may be reduced.

6) The following paragraph is inserted after the last paragraph under the caption "Class A Shares" in Appendix B to Part II of the SAI:

          The following commission structure applies to all sales made on or after April 2, 2001; provided, however, that with respect to retirement plans whose sponsoring organizations subscribe to the MFS Participant Recordkeeping System, the following commission structure applies to all sales to such plans for which account applications are received by MFD on or on or after April 2, 2001. In certain cases, commissions may not be paid or may be reduced.

          Purchases Subject to a CDSC (but not an Initial Sales Charge). For purchases of Class A shares subject to a CDSC, MFD pays commissions to dealers on new investments made through such dealers as follows:

        Commission
        Paid by MFD
        To Dealers            Cummulative Purchase Amount

        1.00%                 On the first $1,000,000 to $4,000,000, plus
        0.50%                 Over $4,000,000 to $25,000,000, plus
        0.25%                 Over $25,000,000

          Dealers will become eligible to receive the ongoing Rule 12b-1 service fee with respect to such shares commencing in the thirteenth month following purchase.

                  The date of this Supplement is August 1, 2001